Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of direct or indirect interests of subsidiaries
As of December 31, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
m-FINANCE Limited (“m-FINANCE”)	Hong Kong February 11, 2002	100% owned by the Company	Engages in development and provision of financial trading solutions.
m-FINANCE Trading Technologies Limited (“mFTT”)	Hong Kong March 21, 2013	100% owned by m-FINANCE	Engages in business of liquidity providers related services and other financial value-added services.
Omegatraders Systems Limited (“OTX “)	Hong Kong December 10, 2009	100% owned by m-FINANCE	Engages in the business of algorithm trading research & development and investment.
iBCH Inc. (formerly known as "Master Info Limited") (“iBCH”)	British Virgin Islands August 15, 2025 (iBCH is also registered as non-Hong Kong company with Hong Kong Company Registry on May 4, 2026)	100% owned by the Company	Serves as an investment holding vehicle to facilitate and manage the Company's investment activities.
CAT Strategy Limited (“CAT”)	Hong Kong August 15, 2025	100% owned by the Company	Serves as the Company's operational hub, supporting role for day-to-day business such as recruitment, office leasing and other administrative operations.